Related Party Transactions (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Other receivable from			$ 116,180
Other payable to:	897,793	2,955,575	5,224,263
PPUS [Member]
Other receivable from			80,500
Other payable to:		737,000	387,500
Daniel [Member]
Other receivable from			35,680
Rental deposit to	4,804	4,966
Other payable to:	32,424	49,500	10,312
Klingon [Member]
Other payable to:	762,000	762,000	762,000
PPTW [Member]
Other payable to:		819,300	80,000
Giretsu Shih [Member]
Other payable to:	50,711	69,385
Bunny Wu [Member]
Other payable to:		32,149
Others [Member]
Other payable to:	52,658	15,141	34,451
D Mobile [Member]
Accounts receivable			3,478,900
Other payable to:		$ 471,100	$ 3,950,000